INTANGIBLE ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	$ 86,612,636	$ 86,612,636
Balance	91,242,655	86,612,636
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	89,589,343	2,984,231
Acquired Through Verdelite and Naturals	5,344,325	86,103,549
Additions	234,947	501,563
Balance	95,168,615	89,589,343
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	2,976,707	132,376
Additions	949,253	2,844,331
Balance	3,925,960	2,976,707
Patents
Disclosure of detailed information about intangible assets [line items]
Balance		368,531
Balance	631,070
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	368,531	0
Acquired Through Verdelite and Naturals	89,257	0
Additions	173,282	368,531
Balance	631,070	368,531
Patents | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Distribution Rights
Disclosure of detailed information about intangible assets [line items]
Balance		0
Balance	4,802,000
Distribution Rights | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Acquired Through Verdelite and Naturals	4,802,000	0
Additions	0	0
Balance	4,802,000	0
Distribution Rights | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Health Canada License
Disclosure of detailed information about intangible assets [line items]
Balance		86,109,184
Balance	85,338,001
Health Canada License | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	89,025,645	2,922,096
Acquired Through Verdelite and Naturals	148,765	86,103,549
Additions	0	0
Balance	89,174,410	89,025,645
Health Canada License | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	2,916,461	87,446
Additions	919,948	2,829,015
Balance	3,836,409	2,916,461
Computer Software
Disclosure of detailed information about intangible assets [line items]
Balance		134,921
Balance	471,584
Computer Software | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	195,167	62,135
Acquired Through Verdelite and Naturals	304,303	0
Additions	61,665	133,032
Balance	561,135	195,167
Computer Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	60,246	44,930
Additions	29,305	15,316
Balance	$ 89,551	$ 60,246